DEFINED CONTRIBUTION PLAN	6 Months Ended	9 Months Ended
	Jun. 30, 2022	Sep. 30, 2022
DEFINED CONTRIBUTION PLAN
DEFINED CONTRIBUTION PLAN

24.  DEFINED CONTRIBUTION PLAN

Full-time employees of the Group in the PRC are entitled to welfare benefits including pension insurance, medical insurance, unemployment insurance, maternity insurance, on-the-job injury insurance, and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions. Total contributions by the Group for such employee benefits were RMB44,086 thousand (HK$52,996 thousand) and RMB79,876 thousand (HK$96,213 thousand) for the six months ended June 30, 2021 and 2022, respectively.

For the employees in Hong Kong, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. Included in employee compensation and benefits expenses in the consolidated statements of comprehensive income were HK$994 thousand and HK$1,238 thousand of plan contributions for the six months ended June 30, 2021 and 2022, respectively.

24.  DEFINED CONTRIBUTION PLAN (Continued)

For the employees in Singapore, the Group makes monthly contributions to the mandatory social security savings scheme which serves to meet retirement, housing and healthcare needs. The Employment Act of Singapore requires that the Group makes contributions to the scheme based on certain percentages of the employees’ salaries, up to a maximum amount specified by the act. The Group has no legal obligation for the scheme beyond the contributions. Total contributions by the Group for such employee benefits were SGD160 thousand (HK$930 thousand) and SGD275 thousand (HK$1,577 thousand) for the six months ended June 30, 2021 and 2022, respectively.

For the employees in Australia, the Group makes contributions to the mandatory social security savings scheme which serves to meet retirement needs at least every three months. The Employment Act of Australia requires that the Group makes contributions to the scheme based on certain percentages of the employees’ before tax income. The Group has no legal obligation for the scheme beyond the contributions. Total contributions by the Group for such employee benefits were nil, and AUD$73 thousand (HK$413 thousand) for the six months ended June 30, 2021 and 2022, respectively.

24.  DEFINED CONTRIBUTION PLAN

Full-time employees of the Group in the PRC are entitled to welfare benefits including pension insurance, medical insurance, unemployment insurance, maternity insurance, on-the-job injury insurance, and housing fund plans through a PRC government-mandated defined contribution plan. Chinese labor regulations require that the Group makes contributions to the government for these benefits based on certain percentages of the employees’ salaries, up to a maximum amount specified by the local government. The Group has no legal obligation for the benefits beyond the contributions. Total contributions by the Group for such employee benefits were RMB76,379 thousand (HK$91,713 thousand) and RMB122,913 thousand (HK$145,474 thousand) for the nine months ended September 30, 2021 and 2022, respectively.

For the employees in Hong Kong, the Group pays contributions to publicly or privately administered pension insurance plans on a mandatory, contractual basis. The Group has no further payment obligations once the contributions have been paid. The contributions are recognized as employee benefit expense when they are due. Prepaid contributions are recognized as an asset to the extent that a cash refund or a reduction in the future payments is available. Included in employee compensation and benefits expenses in the consolidated statements of comprehensive income were HK$1,585 thousand and HK$1,900 thousand of plan contributions for the nine months ended September 30, 2021 and 2022, respectively.

For the employees in Singapore, the Group makes monthly contributions to the mandatory social security savings scheme which serves to meet retirement, housing and healthcare needs. The Employment Act of Singapore requires that the Group makes contributions to the scheme based on certain percentages of the employees’ salaries, up to a maximum amount specified by the act. The Group has no legal obligation for the scheme beyond the contributions. Total contributions by the Group for such employee benefits were SGD207 thousand (HK$1,205 thousand) and SGD406 thousand (HK$2,310 thousand) for the nine months ended September 30, 2021 and 2022, respectively.

For the employees in Australia, the Group makes contributions to the mandatory social security savings scheme which serves to meet retirement needs at least every three months. The Employment Act of Australia requires that the Group makes contributions to the scheme based on certain percentages of the employees’ before tax income. The Group has no legal obligation for the scheme beyond the contributions. Total contributions by the Group for such employee benefits were nil and AUD$133 thousand (HK$739 thousand) for the nine months ended September 30, 2021 and 2022, respectively.